UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim           Purchase, NY               2/1/2008
-----------------------           -------------              --------
     [Signature]                  [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                    Name

----------------------------------      ----------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                          13F as of December 31, 2007

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COL 1                                     COL 2     COL 3        COL 4      COL 5             COL 6                COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                          TITLE OF               VALUE      PRINCIPAL              SHARED
SECURITY                                  CLASS     CUSIP        ($000)     AMOUNT        SOLE     OTHER       SOLE        NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                               COMMON    88579Y101    387,088    4,590,700    416,500   4,174,200    416,500  4,174,200
-----------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts (AAP)                  COMMON    00751Y106    135,813    3,574,975    394,000   3,180,975    394,000  3,180,975
-----------------------------------------------------------------------------------------------------------------------------------
American Int'l Group (AIG)                COMMON    026874107    413,615    7,094,600  1,272,500   5,822,100  1,272,500  5,822,100
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)        COMMON    12189T104    197,330    2,370,900    226,200   2,144,700    226,200  2,144,700
-----------------------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. (CVCO)             COMMON    149568107        338       10,000                 10,000                10,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                        COMMON    172967101    121,214    4,117,325    585,000   3,532,325    585,000  3,532,325
-----------------------------------------------------------------------------------------------------------------------------------
Fedex Corp (FDX)                          COMMON    31428X106    264,878    2,975,160    450,000   2,525,160    450,000  2,525,160
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co (GE)                  COMMON    369604103    499,663   13,478,901  2,500,000  10,978,901  2,500,000 10,978,901
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)                  COMMON    416515104    447,207    5,129,110    955,000   4,174,110    955,000  4,174,110
-----------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                        COMMON    438128308    188,996    5,702,950    227,500   5,475,450    227,500  5,475,450
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp (NSC)               COMMON    655844108    109,092    2,162,800    229,000   1,933,800    229,000  1,933,800
-----------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)         COMMON    726503105      8,580      165,000     82,500      82,500     82,500     82,500
-----------------------------------------------------------------------------------------------------------------------------------
RHJ Int'L (RHJIF)                         COMMON    749561205     26,896    1,646,025  1,184,400     461,625  1,184,400    461,625
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                      COMMON    832727101     42,615    4,035,500  2,127,500   1,908,000  2,127,500  1,908,000
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp [TM]                    COMMON    892331307    341,804    3,219,400    482,000   2,737,400    482,000  2,737,400
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)                  COMMON    907818108    227,033    1,807,300              1,807,300             1,807,300
-----------------------------------------------------------------------------------------------------------------------------------
UNUM Group (UNM)                          COMMON    91529Y106    104,952    4,411,615    326,100   4,085,515    326,100  4,085,515
-----------------------------------------------------------------------------------------------------------------------------------
                                                               3,517,115